Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 73,201	$ 24,892
Accounts receivable, net	98,799	62,636
Unbilled revenue	76,347	95,145
Service inventories, net	78,841	58,151
Prepaid assets	9,590	6,937
Retention withholdings	40,970	22,011
Other receivables	14,019	16,695
Other current assets	11,442	13,178
Total current assets	403,209	299,645
Non-current assets
Property, plant and equipment, net	419,307	328,727
Intangible assets, net	122,714	138,052
Goodwill	574,764	570,540
Other assets	2,370	6,345
Total assets	1,522,364	1,343,309
Liabilities
Accounts payable	65,704	66,264
Accrued expenses	69,137	38,986
Current installments of long-term debt	15,000	45,093
Short-term borrowings	37,963	31,817
Income taxes payable	7,542	10,991
Other taxes payable	7,189	5,806
Other current liabilities	25,601	24,123
Total current liabilities	228,136	223,080
Long-term debt	330,564	225,172
Deferred tax liabilities	26,217	30,756
Employee benefit liabilities	16,745	13,828
Other liabilities	34,230	19,482
Total liabilities	635,892	512,318
Commitments and contingencies (Note 14)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at December 31, 2019 and December 31, 2018, respectively
Common stock, no par value; unlimited shares authorized; 87,187,289 and 85,562,769 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively	801,545	801,545
Additional paid in capital	17,237	1,034
Retained earnings	67,661	28,297
Accumulated other comprehensive income	29	48
Total shareholders' equity	886,472	830,924
Non-controlling interests		67
Total equity	886,472	830,991
Total liabilities and equity	$ 1,522,364	$ 1,343,309